Principal Street Short Term Municipal Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 96.6%
ALABAMA - 4.3%
Black Belt Energy Gas District No. 7, Series C-1
4.000%, 10/01/2052	$250,000	$247,584
Black Belt Energy Gas District, Series F
5.250%, 12/01/2025	1,000,000	1,028,902
Russell County Public Building Authority
4.500%, 01/01/2033	425,000	425,600
		1,702,086
ARIZONA - 5.8%
County of Pima
4.000%, 07/01/2024	205,000	205,240
Pima Country Industrial Development Authority, Series B-3 (a)
(Obligor: La Posada Park Centre)
5.125%, 11/15/2029	500,000	500,842
(Obligor: La Posada Park Centre)
5.625%, 11/15/2030	500,000	502,611
Maricopa County Industrial Development Authority, Series B
4.000%, 07/01/2029 (a)	1,000,000	967,888
Maricopa County Union High School District No 210-Phoenix, Series A
4.000%, 07/01/2026	150,000	150,162
		2,326,743
CALIFORNIA - 2.4%
California Municipal Finance Authority
4.000%, 07/15/2029 (b)	100,000	97,060
California School Finance Authority
(Obligor: Hawking STEAM Charter Schools)
5.000%, 07/01/2025 (a)	400,000	407,931
Palomar Community College District, Series B
0.000%, 08/01/2029 (c)	100,000	79,632
San Diego Association of Governments, Series A
5.000%, 11/15/2023	255,000	255,380
San Ysidro School District
4.000%, 08/01/2029	130,000	130,116
		970,119
COLORADO - 1.2%
Denver City & County Airport Revenue, Series A
5.000%, 12/01/2032 (b)	300,000	318,568
Denver City & County Airport Revenue, Series C
6.125%, 11/15/2025	135,000	144,891
		463,459
DISTRICT OF COLUMBIA - 4.4%
District of Columbia Housing Finance Agency, Series A
(Obligor: Tyler House Association 2012)
4.450%, 06/15/2031	700,000	701,219
Metropolitan Washington Airports Authority
5.000%, 10/01/2027 (b)	1,000,000	1,068,354
		1,769,573
FLORIDA - 2.7%
City of Tallahassee
5.000%, 10/01/2030	100,000	100,000
County of Miami-Dade Aviation Revenue
5.000%, 10/01/2030 (b)	500,000	511,380
Miami-Dade County Industrial Development Authority
(Obligor: Pinecrest Academy)
5.000%, 09/15/2024	350,000	354,681
(Obligor: Academir Charter Schools)
6.750%, 07/01/2029	100,000	96,409
		1,062,470
GEORGIA - 1.0%
Augusta Water & Sewer Revenue
4.000%, 10/01/2031	80,000	80,039
County of DeKalb Water & Sewerage Revenue, Series A
5.250%, 10/01/2036	200,000	200,280
Glynn-Brunswick Memorial Hospital Authority
(Obligor: Southeast Georiga Health System)
5.000%, 08/01/2026	125,000	129,004
		409,323
ILLINOIS - 5.8%
Chicago Board of Education
5.250%, 12/01/2023	135,000	136,318
Chicago O'Hare International Airport, Series B (b)
4.000%, 01/01/2027	250,000	251,587
5.000%, 01/01/2031	240,000	241,528
City of Chicago Wastewater Transmission Revenue
5.000%, 01/01/2025	125,000	125,179
5.000%, 01/01/2030	100,000	100,149
Illinois Finance Authority, Series B-2
(Obligor: Plymouth Place)
5.250%, 11/15/2027	500,000	502,040
Sales Tax Securitization Corp., Series A
5.000%, 01/01/2030	200,000	217,848
State of Illinois
6.000%, 11/01/2026	350,000	368,125
5.250%, 07/01/2029	200,000	201,367
State of Illinois, Series A
4.000%, 04/01/2032	190,000	187,225
		2,331,366
INDIANA - 5.4%
Indiana Finance Authority
(Obligor: Fulcrum Centerpoint LLC)
4.500%, 12/15/2046 (b)	1,000,000	1,001,748
Perry Township Schools Marion County, Series C
4.000%, 07/15/2024	555,000	561,911
University Of Southern Indiana Foundation
4.500%, 10/01/2024	575,000	576,228
		2,139,887
IOWA - 0.5%
PEFA, Inc.
5.000%, 09/01/2049	200,000	204,921

KANSAS - 0.6%
City of Topeka, Series B
(Obligor: Congregational Home)
5.125%, 12/01/2026	250,000	250,090

MASSACHUSETTS - 0.3%
Town of North Reading
5.000%, 05/15/2030	120,000	120,217

MICHIGAN - 0.7%
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,074
Michigan Finance Authority
(Obligor: Henry Ford Health System)
5.000%, 11/15/2027	105,000	111,757
Michigan Finance Authority, Series MI-2
(Obligor: Trinity Health Corp.)
5.000%, 12/01/2044	100,000	104,001
		295,832
MISSISSIPPI - 9.0%
City of Natchez
4.500%, 09/01/2025	545,000	560,325
Mississippi Hospital Equipment & Facilities Authority, Series II
(Obligor: North Mississippi Medical Center)
5.000%, 10/01/2040	150,000	156,821
State of Mississippi Gaming Tax Revenue, Series E
5.000%, 10/15/2027	1,345,000	1,414,187
5.000%, 10/15/2031	1,410,000	1,479,387
		3,610,720
MISSOURI - 2.6%
Health & Educational Facilities Authority
(Obligor: Lutheran Senior Services)
5.000%, 02/01/2035	150,000	149,854
Kirkwood Industrial Development Authority, Series A
(Obligor: Ashfield Active Living)
5.000%, 05/15/2023	880,000	878,317
		1,028,171
NEW JERSEY - 3.3%
New Jersey Housing & Mortgage Finance Agency, Series I
4.000%, 04/01/2033	795,000	802,933
New Jersey Transportation Trust Fund Authority, Series AA
5.250%, 06/15/2028	475,000	498,287
		1,301,220
NEW MEXICO - 1.0%
County of Dona Ana
4.000%, 05/01/2028	395,000	395,440

NEW YORK - 10.0%
City of Hudson
4.000%, 04/15/2028	95,000	95,089
Metropolitan Transportation Authority, Series B
4.000%, 11/15/2028	125,000	123,440
Metropolitan Transportation Authority, Series C-1
5.000%, 11/15/2030	1,000,000	1,023,785
5.250%, 11/15/2030	100,000	102,902
New York State Dormitory Authority, Series 2015B-B
5.000%, 03/15/2032	300,000	317,408
New York State Dormitory Authority, Series A
(Obligor: St John's University)
4.000%, 07/01/2033	100,000	101,849
(Obligor: The New School)
5.000%, 07/01/2029	450,000	471,328
Port Authority of New York & New Jersey, Series 223
5.000%, 07/15/2027 (b)	1,320,000	1,404,373
Westchester County Local Development Corp.
(Obligor: Westchester County Health)
5.000%, 11/01/2030	350,000	357,298
		3,997,472
NORTH CAROLINA - 0.3%
North Carolina Capital Facilities Finance Agency, Series A
(Obligor: Arc of North Carolina)
5.000%, 10/01/2027	100,000	104,189

NORTH DAKOTA - 0.3%
Jamestown Park District Sales Tax Revenue, Series A
4.000%, 07/01/2028	140,000	141,269

OKLAHOMA - 0.6%
Tulsa County Industrial Authority
(Obligor: Montereau Obligated Group)
5.000%, 11/15/2023	230,000	231,397

OREGON - 0.3%
Klamath Falls Intercommunity Hospital Authority
(Obligor: Sky Lakes Medical Center)
4.000%, 09/01/2031	130,000	130,014

PENNSYLVANIA - 2.5%
Lycoming County Authority, Series S2
(Obligor: Lycoming College)
4.500%, 11/01/2035	500,000	500,000
Montgomery County Industrial Development Authority
5.000%, 12/01/2025	230,000	236,304
Montgomery County Higher Education and Health Authority, Series UU1
(Obligor: Gwynedd Mercy University)
5.000%, 05/01/2029	240,000	249,542
		985,846
PUERTO RICO - 7.2%
Children's Trust Fund
5.500%, 05/15/2039	500,000	498,752
Commonwealth of Puerto Rico, Series A
0.000%, 07/01/2024 (c)	1,000,000	918,948
Commonwealth of Puerto Rico, Series A1
5.250%, 07/01/2023	149,246	149,900
Puerto Rico Electric Power Authority, Series PP
5.000%, 07/01/2024	100,000	100,402
Puerto Rico Electric Power Authority, Series UU
5.000%, 07/01/2024	600,000	604,015
Puerto Rico Electric Power Authority, Series VV
5.250%, 07/01/2026	200,000	200,838
Puerto Rico Highway & Transportation Authority, Series AA-1
4.950%, 07/01/2026	420,000	419,983
		2,892,838
SOUTH CAROLINA - 0.4%
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living)
4.000%, 11/15/2027	175,000	168,367

TENNESSEE - 5.6%
City of Jackson
(Obligor: West Tennesee Healthcare)
5.000%, 04/01/2026	850,000	877,032
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2033	140,000	146,595
Tennessee Energy Acquisition Corp., Series A
5.250%, 09/01/2024	1,000,000	1,017,475
Town of Greeneville
4.000%, 06/01/2029	165,000	176,334
		2,217,436
TEXAS - 8.2%
Arlington Housing Finance Corp.
(Obligor: Reserve at Mayfield, LLC)
3.500%, 11/01/2043	300,000	300,536
Board of Regents of the University of Texas System, Series A
4.000%, 08/15/2042	200,000	200,385
City of Converse
4.000%, 02/01/2032	550,000	550,640
County of Wise
5.000%, 08/15/2026	200,000	209,403
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Baylor College of Medicine)
4.000%, 11/15/2030	135,000	137,956
Harris County Cultural Education Facilities Finance Corp., Series A
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, 01/01/2033	285,000	268,181
Harris County Municipal Utility District No. 167
4.000%, 09/01/2031	100,000	100,069
Harris County Municipal Utility District No. 278
4.000%, 09/01/2037	200,000	200,220
Interstate Municipal Utility District
4.000%, 09/01/2029	525,000	534,407
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University, Inc.)
5.250%, 10/01/2028	100,000	95,997
Sienna Municipal Utility District No. 6
5.000%, 09/01/2030	200,000	211,124
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026	430,000	449,373
		3,258,291
WASHINGTON - 2.9%
Washington Health Care Facilities Authority, Series B
(Obligor: Seattle Children's Hospital)
5.000%, 10/01/2038	250,000	255,607
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligation Group)
6.000%, 07/01/2025 (a)	850,000	885,141
		1,140,748
WEST VIRGINIA - 1.2%
Monongalia County Building Commission
(Obligor: Monongalia Health System)
5.000%, 07/01/2028	455,000	462,335

WISCONSIN - 6.1%
Wisconsin Public Finance Authority
(Obligor: Eno River Academy)
4.750%, 06/15/2023 (a)	195,000	192,059
(Obligor: Noorda College of Osteopathic)
6.500%, 06/01/2045 (a)	100,000	79,566
Wisconsin Public Finance Authority, Series A
(Obligor: Dreamhouse 'Ewa Beach)
5.750%, 06/01/2025 (a)	575,000	578,841
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	500,000	510,596
Village of McFarland
4.500%, 12/01/2023	305,000	305,482
Wisconsin Center District
5.250%, 12/15/2023	750,000	759,058
		2,425,602
Total Municipal Bonds
(Cost $38,478,217)		38,537,441

SHORT-TERM INVESTMENT - 2.6%
First American Government Obligations Fund - Class X, 3.67%^
Total Short-Term Investment
(Cost $1,040,391)	1,040,391	1,040,391

Total Investments - 99.2%
(Cost $39,518,608)		39,577,832
Other Assets & Liabilities, Net - 0.8%		313,989
Total Net Assets - 100.0%		$39,891,821

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2022, the total value of these investments was $4,114,879 or 10.3% of total net assets.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2022, the total value of securities subject to the AMT was $4,894,598 or 12.3% of net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
^	The rate shown is the annualized seven day effective yield as of November 30, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$38,537,441	$-	$38,537,441
Short-Term Investment	1,040,391	-	$-	1,040,391
Total Investments in Securities	$1,040,391	$38,537,441	$-	$39,577,832

Refer to the Schedule of Investments for further information on the classification of investments.